Fair Value Measurements - Schedule of Change in Fair Value of Contingent Consideration Liability Using Unobservable Level 3 Inputs (Details) (10Q) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Change in fair value of contingent consideration liability	$ (10)
Significant Unobservable Inputs (Level 3) [Member]
Balance as of December 31, 2018	499
Payments against contingent consideration
Change in fair value of contingent consideration liability	(10)
Accretion of contingent consideration liability	14
Balance as of March 31, 2019	$ 503